SUPPLEMENTAL CASH FLOW DISCLOSURE	12 Months Ended
Dec. 29, 2024
Cash flow statement [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURE	SUPPLEMENTAL CASH FLOW DISCLOSURE:
(a)    Adjustments to reconcile net earnings to cash flows from operating activities - other items:

	2024	2023

Unrealized net loss (gain) on foreign exchange and financial derivatives	$23	$(484)
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	(6,095)	6,250
Other non-current assets	(17,681)	(11,787)
Other non-current liabilities	1,357	(8,021)
	$(22,396)	$(14,042)

(b)    Variations in non-cash transactions:

	2024	2023

Net additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$(2,894)	$(7,775)
Proceeds on disposal of property, plant and equipment and computer software included in other current assets	(176)	(446)
Amounts payable relating to taxes on share repurchases included in accounts payable and accrued liabilities	14,904	—
Reclass from accounts payable and accrued liabilities to contributed surplus pursuant to change in settlement of restricted share units	(2,384)	—
Amounts payable relating to non-Treasury RSUs to be settled in cash included in accounts payable and accrued liabilities	2,384	—
Additions to right-of-use assets included in lease obligations	33,794	16,717
Shares repurchases for cancellation included in accounts payable and accrued liabilities	(9,014)	9,951
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	21,184	29,247
Deferred compensation credited to contributed surplus	1,312	(2,075)
Non-cash ascribed value credited to contributed surplus for dividends attributed to restricted share units	1,275	1,712

(c)    Changes in working capital balances:

	2024	2023

Trade accounts receivable	$(134,372)	$(161,893)
Income taxes	27,588	(4,841)
Inventories	(20,823)	143,215
Prepaid expenses, deposits and other current assets	(11,435)	(1,956)
Accounts payable and accrued liabilities	73,121	(58,993)
	$(65,921)	$(84,468)